Intangibles, Net - Schedule of Intangibles Net (Details) (10Q) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Intangibles, beginning	$ 1,163,816
Intangibles, Additions
Intangibles, ending	4,716,887	1,163,816
Accumulated Amortization	(482,125)	(290,952)
Intangibles,net	4,234,762	872,864
Dermawand Purchase [Member]
Intangibles, Additions		1,163,816
Formulations [Member]
Intangibles, Additions	1,355,983
Trademark [Member]
Intangibles, Additions	1,256,460
Patented/Unpatented Technology [Member]
Intangibles, Additions	$ 940,628